Government Grants (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)
Government Grants [Line Items]
Percentage of wages	40.00%	40.00%
Actual wages paid	$ 3,000	$ 4,000
Percentage of wages paid	8.00%	8.00%
Government grants in aggregate amount	$ 11,429		$ 46,235
Wage Credit Scheme [Member]
Government Grants [Line Items]
Actual wages paid	3,000	$ 4,000
Jobs Support Scheme [Member]
Government Grants [Line Items]
Actual wages paid	$ 3,300	$ 4,600
Jobs Support Scheme [Member] | Minimum [Member]
Government Grants [Line Items]
Percentage of wages	10.00%	10.00%
Jobs Support Scheme [Member] | Maximum [Member]
Government Grants [Line Items]
Percentage of wages	60.00%	60.00%